UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/13_

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund
Statement of Investments, May 31, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 95.9%			
Canada 1.6%			
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,155,303	$ 35,061,545
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	4,882,670	57,152,164
			92,213,709
China 0.2%			
Dongfang Electric Corp. Ltd., H	Electrical Equipment	9,202,319	14,177,109
France 7.0%			
Alstom SA	Electrical Equipment	747,730	28,298,947
AXA SA	Insurance	2,231,490	45,322,459
BNP Paribas SA	Commercial Banks	2,071,960	122,033,404
France Telecom SA	Diversified Telecommunication Services	1,342,658	13,683,814
Sanofi	Pharmaceuticals	1,089,710	116,836,105
Total SA, B	Oil, Gas & Consumable Fuels	1,625,300	81,491,364
			407,666,093
Germany 2.5%			
Deutsche Boerse AG	Diversified Financial Services	18,570	1,201,472
Merck KGaA	Pharmaceuticals	346,250	55,004,497
Metro AG	Food & Staples Retailing	370,180	12,665,530
SAP AG	Software	215,114	16,221,118
Siemens AG	Industrial Conglomerates	546,680	57,974,379
			143,066,996
Hong Kong 0.8%			
[a]Haier Electronics Group Co. Ltd.	Household Durables	9,540,000	16,933,893
Hutchison Whampoa Ltd.	Industrial Conglomerates	2,611,280	27,783,869
			44,717,762
India 0.7%			
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	2,804,421	39,930,038
Ireland 1.6%			
CRH PLC	Construction Materials	2,944,063	62,358,298
[a]Elan Corp. PLC, ADR	Biotechnology	2,578,002	32,637,505
			94,995,803
Italy 1.3%			
Eni SpA	Oil, Gas & Consumable Fuels	478,178	10,873,946
UniCredit SpA	Commercial Banks	11,390,164	65,035,364
			75,909,310
Japan 4.0%			
ITOCHU Corp.	Trading Companies & Distributors	4,470,140	55,399,368
Nikon Corp.	Leisure Equipment & Products	500,200	13,127,280
Nissan Motor Co. Ltd.	Automobiles	5,751,000	62,107,761
Toyota Motor Corp.	Automobiles	1,786,625	104,271,393
			234,905,802
Netherlands 2.7%			
Fugro NV, IDR	Energy Equipment & Services	54,785	3,260,163
[a]ING Groep NV, IDR	Diversified Financial Services	14,177,488	133,234,670
Randstad Holding NV	Professional Services	521,667	22,370,045
			158,864,878
Norway 1.3%			
Telenor ASA	Diversified Telecommunication Services	3,602,150	75,963,916
Portugal 0.7%			
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,362,867	38,840,906

Templeton World Fund
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Russia 0.3%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	2,416,116	18,259,797
Singapore 2.8%			
DBS Group Holdings Ltd.	Commercial Banks	3,301,396	44,833,773
[a]Flextronics International Ltd.	Electronic Equipment, Instruments & Components	6,640,015	49,534,512
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	22,487,261	66,735,698
			161,103,983
South Korea 5.1%			
Hana Financial Group Inc.	Commercial Banks	1,081,930	36,534,241
KB Financial Group Inc.	Commercial Banks	1,876,166	61,280,637
POSCO	Metals & Mining	282,643	80,451,042
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	85,830	116,689,833
			294,955,753
Spain 0.9%			
[a]Telefonica SA	Diversified Telecommunication Services	3,616,909	49,819,916
Switzerland 5.9%			
ABB Ltd.	Electrical Equipment	1,080,030	23,911,562
Credit Suisse Group AG	Capital Markets	4,391,652	132,043,500
Roche Holding AG	Pharmaceuticals	525,772	131,470,493
Swiss Re AG	Insurance	762,200	56,316,074
			343,741,629
Taiwan 1.3%			
Compal Electronics Inc.	Computers & Peripherals	45,414,086	27,980,027
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	7,978,690	29,174,733
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	8,595,000	19,832,849
			76,987,609
Turkey 0.5%			
[a]Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	4,470,685	27,559,998
United Kingdom 16.1%			
Aviva PLC	Insurance	13,300,126	67,433,813
BAE Systems PLC	Aerospace & Defense	9,935,650	61,137,209
BP PLC	Oil, Gas & Consumable Fuels	6,427,308	46,225,433
Carillion PLC	Construction & Engineering	7,144,390	27,860,680
GlaxoSmithKline PLC	Pharmaceuticals	4,547,803	118,416,753
Hays PLC	Professional Services	21,161,841	30,170,910
HSBC Holdings PLC	Commercial Banks	7,607,590	83,904,336
[a]International Consolidated Airlines Group SA	Airlines	17,086,960	72,564,630
Kingfisher PLC	Specialty Retail	18,027,050	94,631,614
[a]Lloyds Banking Group PLC	Commercial Banks	79,625,930	75,088,242
Man Group PLC	Capital Markets	7,953,365	13,961,162
Royal Dutch Shell PLC, A (EUR Traded)	Oil, Gas & Consumable Fuels	128,452	4,300,615
Royal Dutch Shell PLC, A (GBP Traded)	Oil, Gas & Consumable Fuels	5,923	198,202
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,961,241	67,938,212
Tesco PLC	Food & Staples Retailing	13,207,528	73,329,699
Vodafone Group PLC	Wireless Telecommunication Services	33,099,475	96,530,925
			933,692,435
United States 38.6%			
Abercrombie & Fitch Co., A	Specialty Retail	286,090	14,327,387
Accenture PLC, A	IT Services	200,411	16,455,747
American Express Co.	Consumer Finance	286,034	21,655,634

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cSee Note 6 regarding holdings of 5% voting securities.
dSee Note 7 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.
IDR - International Depositary Receipt

Selected Currencies

EUR - Euro
GBP - British Pound

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At May 31, 2013, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Foreign Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Templeton Foreign Fund purchased or wrote option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At May 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton Foreign Fund	Templeton World Fund
Cost of investments	$ 6,162,540,680	$ 4,708,085,671
Unrealized appreciation	$ 841,536,185	$ 1,421,047,987
Unrealized depreciation	(823,129,428)	(362,415,666)
Net unrealized appreciation (depreciation)	$ 18,406,757	$ 1,058,632,321

5. RESTRICTED SECURITIES

At May 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
Templeton Foreign Fund				
2,785,958	Templeton China Opportunities Fund, Ltd., Reg D			
	Total Restricted (Value is 0.53% of Net Assets)	1/27/10 - 12/01/11	$ 27,840,500	$ 32,846,447
Templeton World Fund				
2,790,529	Templeton China Opportunities Fund, Ltd., Reg D			
	Total Restricted (Value is 0.57% of Net Assets)	1/27/10 - 12/01/11	$ 27,886,000	$ 32,900,342

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the nine months ended May 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Templeton Foreign Fund							
Non-Controlled Affiliates							
Premier Foods PLC	13,942,348	-	4,792,143	9,150,205	$ - *	$ -	$(10,886,676)
Templeton China Opportunities Fund, Ltd., Reg D	2,785,958	-	-	2,785,958	32,846,447	-	-
Total Affiliated Securities (0.53% of Net Assets)					$ 32,846,447	$ -	$(10,886,676)
Templeton World Fund							
Non-Controlled Affiliates							
Templeton China Opportunities Fund, Ltd., Reg D (0.57% of Net Asse	2,790,529	-	-	2,790,529	$ 32,900,342	$ -	$ -

*As of May 31, 2013, no longer an affiliate.

7. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Funds invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Funds may incur delays in redeeming its investment in the China Fund. The Funds' investments in the China Fund are valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Level 1	Level 2	Level 3	Total
Templeton Foreign Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Australia	$ -	$ 6,799,453	$ -	$ 6,799,453
Japan	-	319,307,325	-	319,307,325
Other Equity Investments[b]	5,614,853,662	-	-	5,614,853,662
Non-Registered Mutual Funds	-	-	32,846,447	32,846,447
Short Term Investments	-	207,140,550	-	207,140,550
Total Investments in Securities	$ 5,614,853,662	$ 533,247,328	$ 32,846,447	$ 6,180,947,437
Liabilities:				
Options Written		2,879,231	-	2,879,231

	Level 1	Level 2	Level 3	Total
Templeton World Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Japan	$ -	$ 234,905,802	$ -	$ 234,905,802
Russia	-	18,259,797	-	18,259,797
Other Equity Investments[b]	5,380,650,841	-	-	5,380,650,841
Non-Registered Mutual Funds	-	-	32,900,342	32,900,342
Mortgage-Backed Securities	-	4,001,210	-	4,001,210
Short Term Investments	-	96,000,000	-	96,000,000
Total Investments in Securities	$ 5,380,650,841	$ 353,166,809	$ 32,900,342	$ 5,766,717,992

[a]Includes common, preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By  /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  July 26, 2013

By  /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

Chief Accounting Officer

Date  July 26, 2013